DOMINI SOCIAL INVESTMENTS LLC

536 BROADWAY, 7TH FLOOR

NEW YORK, NY 10012-3915

September 8, 2009

VIA FEDERAL EXPRESS

Ms. Patricia Williams

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Domini Social Investment Trust
File Nos. 33-29180 and 811-05823

Dear Ms. Williams:

On behalf of Domini Social Investment Trust, a Massachusetts business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 40 to the Trust’s Registration Statement under the Investment Company Act of 1940, (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, and is to be effective on November 27, 2009.

The Amendment relates to the Domini Social Equity Fund, the Domini International Social Equity Fund, and the Domini Social Bond Fund (collectively, the “Funds”), each a series of the Trust. The Amendment is filed primarily: (i) to incorporate recent changes to Form N-1A including the summary section of the prospectus; (ii) to reflect the addition of a new series of the Trust, the Domini International Social Equity Fund, and (iii) to update other performance and numeric information relating to the Funds.

Please call the undersigned at (212) 217-1114 with any questions relating to the above-referenced filing.

Sincerely,

/s/ Megan L. Dunphy
Megan L. Dunphy
Mutual Fund Counsel